Reserves - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Reserves
Capital reserve	¥ 0
Percentage of net profit after offsetting any prior year losses and transfer to the statutory surplus reserve fund	10.00%
Percentage of Statutory reserves balance not exceeds of the company's registered capital	50.00%